Stock-Based Compensation (Tables)	12 Months Ended
Dec. 25, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity

Changes in stock options for the years ended December 25, 2013 and December 26, 2012 are as follows:

	Shares	Weighted- Average Exercise Price
Outstanding—December 28, 2011	576,370	$9.74
Grants	3,190,019	4.77
Exercised	(8,093)	1.18
Forfeited, cancelled or expired	(285,757)	9.23
Outstanding—December 26, 2012	3,472,539	5.23
Grants	802,857	5.25
Exercised	—	—
Forfeited, cancelled or expired	(937,300)	4.98
Outstanding—December 25, 2013	3,338,096	$5.31
Vested and expected to vest at December 25, 2013	3,338,096	$5.31
Exercisable at December 25, 2013	1,709,748	$5.36

Stock Options By Range of Exercise Prices

Stock options at December 25, 2013 are summarized as follows:

Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$1.81 – $ 4.09	1,057,279	8.43	$2.98	533,551	$2.69
5.84 – 10.09	2,157,703	8.32	6.02	1,110,247	6.20
12.71 – 12.72	123,113	3.02	12.71	65,950	12.71
$1.81 – $12.72	3,338,096	8.16	$5.31	1,709,748	$5.36